Note 12 - Property, Plant and Equipment - Reconciliation of Property, Plant, and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Property, plant and equipment, balance	$ 18,893
Additions	43,543	$ 35,776
Depreciation charge to cost of sales	2,666	3,116
Property, plant and equipment, balance	25,862	18,893
Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	8,189
Property, plant and equipment, balance	13,021	8,189
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	1,866
Property, plant and equipment, balance	1,594	1,866
Installed assets - water filtration [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	4,842
Office equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	4,433
Property, plant and equipment, balance	4,801	4,433
Thermostats [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	2,683
Property, plant and equipment, balance	94	2,683
Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	1,722
Property, plant and equipment, balance	1,510	1,722
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	62,375	58,381
Additions	8,658	4,838
Acquisition	6,154
Assets held for sale	(69)
Retirements	(1,579)	(517)
Exchange differences	925	(327)
Property, plant and equipment, balance	76,464	62,375
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	22,173	18,672
Additions	7,468	3,561
Acquisition
Assets held for sale	(5)
Retirements
Exchange differences	340	(60)
Property, plant and equipment, balance	29,976	22,173
Gross carrying amount [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	6,861	6,774
Additions	58	147
Acquisition
Assets held for sale	(4)
Retirements	(309)
Exchange differences	95	(60)
Property, plant and equipment, balance	6,701	6,861
Gross carrying amount [member] | Installed assets - water filtration [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance
Additions	707
Acquisition	4,827
Assets held for sale
Retirements
Exchange differences	15
Property, plant and equipment, balance	5,549
Gross carrying amount [member] | Office equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	15,209	14,947
Additions	311	352
Acquisition	773
Assets held for sale	(60)
Retirements
Exchange differences	32	(90)
Property, plant and equipment, balance	16,265	15,209
Gross carrying amount [member] | Thermostats [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	13,238	13,471
Additions		387
Acquisition
Assets held for sale
Retirements	(192)	(517)
Exchange differences	131	(103)
Property, plant and equipment, balance	13,177	13,238
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	4,894	4,517
Additions	114	391
Acquisition	554
Assets held for sale
Retirements	(1,078)
Exchange differences	312	(14)
Property, plant and equipment, balance	4,796	4,894
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	(43,482)	(36,699)
Assets held for sale	(51)
Retirements	651	208
Exchange differences	(283)	240
Depreciation charge to cost of sales	(2,666)	(3,116)
Depreciation charge for the year	(4,771)	(4,115)
Property, plant and equipment, balance	(50,602)	(43,482)
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	(13,984)	(11,600)
Assets held for sale	2
Retirements
Exchange differences	(138)	47
Depreciation charge to cost of sales
Depreciation charge for the year	(2,835)	(2,431)
Property, plant and equipment, balance	(16,955)	(13,984)
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	(4,995)	(4,776)
Assets held for sale
Retirements	127
Exchange differences	(61)	43
Depreciation charge to cost of sales
Depreciation charge for the year	(178)	(262)
Property, plant and equipment, balance	(5,107)	(4,995)
Accumulated depreciation, amortisation and impairment [member] | Installed assets - water filtration [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance
Assets held for sale
Retirements
Exchange differences
Depreciation charge to cost of sales
Depreciation charge for the year	(707)
Property, plant and equipment, balance	(707)
Accumulated depreciation, amortisation and impairment [member] | Office equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	(10,776)	(10,095)
Assets held for sale	(4)
Retirements
Exchange differences	(61)	64
Depreciation charge to cost of sales
Depreciation charge for the year	(623)	(745)
Property, plant and equipment, balance	(11,464)	(10,776)
Accumulated depreciation, amortisation and impairment [member] | Thermostats [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	(10,555)	(7,713)
Assets held for sale
Retirements	202	208
Exchange differences	(64)	66
Depreciation charge to cost of sales	(2,666)	(3,116)
Depreciation charge for the year
Property, plant and equipment, balance	(13,083)	(10,555)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	(3,172)	(2,515)
Assets held for sale	(49)
Retirements	322
Exchange differences	41	20
Depreciation charge to cost of sales
Depreciation charge for the year	(428)	(677)
Property, plant and equipment, balance	$ (3,286)	$ (3,172)